Note 16 - Cash and Cash Equivalents - Changes in Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Changes in receivables and tax receivables	$ 374	$ 1,107	$ (1,486)
Changes in trade payables	449	502	(599)
Changes in other payables	(303)	(47)	(792)
Changes in net working capital	$ 520	$ 1,562	$ (2,877)